Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Rooftop Solar Panel Systems
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	30 years
Properties Held For Use
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	27 years 6 months
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	Lesser of estimated useful life or remaining lease term
Computer Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Office Equipment and Furniture
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	7 years
Software Systems | Maximum
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Software Systems | Minimum
Property Plant And Equipment [Line Items]
Property and Equipment, Useful Life	4 years